LAND USE RIGHTS, NET (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (83,917)	$ (70,012)
LAND USE RIGHTS
Finite-Lived Intangible Assets [Line Items]
Land use rights	207,657	207,657
Less: accumulated amortization	(11,749)	(7,149)
Add: foreign exchange difference	21,800	16,194
Land use rights, net	$ 217,708	$ 216,702